SEGMENT	9 Months Ended
Sep. 30, 2022
SEGMENT
SEGMENT

13.SEGMENT

The Group identifies a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The Group’s chief operating decision maker has been identified as the chief executive officer. After the acquisition of DH, CODM regularly reviews the operating data and EBITDA, which is defined as earnings before interest income, interest expense, income tax expense (benefit) and depreciation and amortization, a financial measure for legacy Huazhu and legacy DH separately to evaluate their performance. Therefore, the group operates in two operating segments which are legacy Huazhu and legacy DH. In identifying its reportable segments, the Group assesses nature of operating segments and evaluates the operating results of each reporting segments. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments.

The following table provides a summary of the Group’s reportable segment results for the nine months ended September 30, 2021 and 2022.

	Nine Months Ended September 30,
	2021			2022
	Legacy			Legacy
	Huazhu	Legacy DH	Total	Huazhu	Legacy DH	Total
Total revenues	8,471	966	9,437	7,899	2,257	10,156
Operating costs and expenses	7,736	2,006	9,742	8,023	2,608	10,631
Income (loss) from operations	830	(704)	126	54	(254)	(200)
Net (loss) income attributable to H World Group Limited	571	(578)	(7)	(1,336)	(361)	(1,697)
Income tax expense (benefit)	213	(216)	(3)	36	(32)	4
Interest income	64	—	64	60	—	60
Interest expense	226	87	313	194	98	292
Depreciation and amortization	903	179	1,082	917	179	1,096
EBITDA	1,849	(528)	1,321	(249)	(116)	(365)

The following table presents total assets for operating segments, reconciled to consolidated amounts:

As of
	December 31, 2021			September 30, 2022
	Legacy			Legacy
	Huazhu	Legacy DH	Total	Huazhu	Legacy DH	Total
Total assets	45,353	17,916	63,269	44,002	17,385	61,387

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues：	Nine Months Ended September 30,
	2021	2022
China	8,459	7,881
Germany	799	1,717
All others	179	558
Total	9,437	10,156

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of
	December 31, 2021	September 30, 2022
China	33,143	31,902
Germany	13,884	13,424
All others	2,929	2,970
Total	49,956	48,296

Other than China and Germany, there were no countries that individually represented more than 10% of the total revenue and certain long lived assets for the nine months ended September 30, 2021 and 2022.